STOCKHOLDERS' EQUITY - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands							1 Months Ended				3 Months Ended		9 Months Ended
	May 09, 2025	Feb. 25, 2025	Aug. 14, 2024	Aug. 13, 2024	May 14, 2024	Feb. 28, 2024	Jul. 31, 2025	May 31, 2025	Jan. 31, 2025	May 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Capital stock, shares authorized (in shares)											600,000,000.0		600,000,000.0
Common stock, shares authorized (in shares)											300,000,000		300,000,000
Preferred stock, shares authorized (in shares)											300,000,000.0		300,000,000.0
Common stock, shares outstanding (in shares)											95,163,000		95,163,000		95,041,000
Preferred stock, shares outstanding (in shares)											0		0
Common stock initially reserved for issuance (in shares)											7,400,000		7,400,000
Shares available for future issuance (in shares)											5,100,000		5,100,000
Shares available for future issuance under awards granted (in shares)											1,800,000		1,800,000
Stock-based compensation expense											$ 1,900	$ 2,000	$ 5,000	$ 6,100
Unrecognized compensation cost											10,000		10,000
Cash dividend paid (in USD per share)	$ 0.085	$ 0.08	$ 0.085	$ 0.08	$ 0.08	$ 0.08	$ 0.085		$ 0.08	$ 0.08
Value of cash dividend paid							$ 8,100	$ 7,800	$ 7,800
Amount available to declare or pay a dividend											629,400		629,400
Net gains (losses)											13,825	21,515	75,973	175,016
Interest expense											16,641	17,473	51,339	54,209
Cost of sales											$ 2,123,734	$ 1,898,375	$ 6,251,072	$ 5,748,577
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period													3 years
Restricted Stock Units (RSUs) | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period													3 years